CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS	CASH AND CASH EQUIVALENTS

	As of December 31,
	2022	2021
	US$’000	US$’000
Cash on hand and cash at banks	54,017	44,507
Bank overdrafts	—	(1,995)
Balances per statement of cash flows	54,017	42,512
Term deposits are presented as cash equivalents if they have a maturity of three months or less from the date of acquisition. Other short-term deposits are presented as other receivables if they are pledged, or if they have a maturity over three months from the date of acquisition.